Basis of preparation	9 Months Ended
Sep. 30, 2018
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2018 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2017, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 6, 2018.
There are no new accounting standards which have a material impact on this financial information, except for disclosure requirements upon the adoption of IFRS 9, Financial Instruments & IFRS 15, Revenue from Contracts with Customers. The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2017, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
IFRS 16, Leases, sets out the principles for the recognition, measurement, presentation and disclosure of leases and replaces IAS 17 Leases. The standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The Standard also contains enhanced disclosure requirements for lessees. This IFRS will become effective for accounting periods starting on January 1, 2019 with early application permitted for companies applying IFRS 15, Revenue from Contracts with Customers. The Company is still assessing the full impact of the new IFRS 16 Standard. However, it is expected that there will be an increase in assets and liabilities as a result of the adoption of the new standard.
The Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.